UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Report Pursuant to Section 15G of The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

⌧	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to March 31, 2018
Date of Report (Date of earliest event reported)
May 10, 2018

LendingClub Corporation[1]
(Exact name of securitizer as specified in its charter)
Commission File Number of securitizer: 333-218172
Central Index Key Number of securitizer: 0001409970

Patrick Dunne
Chief Capital Officer
(415) 632-4489
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	_________________________________________________
_________________________________________________ (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	_________________________________________________
Central Index Key Number of underwriter (if applicable):	_________________________________________________

1 LendingClub Corporation, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities outstanding during the reporting period issued by each series of Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

LendingClub Corporation, as securitizer in respect of asset-backed securities issued by each series of Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I, has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURE(S)

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LendingClub Corporation,
as Securitizer
Date:	May 10, 2018	By:	/s/ Patrick Dunne
Patrick Dunne
Chief Capital Officer